Business Combination (Details Narrative) € in Thousands					3 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Feb. 02, 2021 USD ($)	Feb. 02, 2021 EUR (€)	Nov. 05, 2020 USD ($)	Feb. 02, 2021 USD ($)	Feb. 02, 2021 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Jun. 29, 2021 USD ($)	Feb. 02, 2021 EUR (€)	Nov. 05, 2020 EUR (€)
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests									$ (387,000)
Non-controlling interest
Net outflow of cash - investing activities							$ 66,000		7,089,000
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests					$ 400,000
Non-controlling interest		$ 900,000			$ 900,000
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		49.00%		51.00%	49.00%							49.00%	51.00%
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					$ 600,000				600,000
Intangible assets acquired				$ 1,896,000									€ 1,593
At acquisition		$ 1,259,000		1,260,000	1,259,000							€ 1,025	1,025
Profit (loss), attributable to non-controlling interests		387,000	€ 319
Non-controlling interest		(873,000)			(873,000)							(706)
Cash transferred		$ 2,173,000		4,916,000	$ 2,173,000							€ 1,800	4,000
Number of instruments or interests issued or issuable		15,793			15,793							15,793
Ordinary shares issued		$ 237,000		200,000	$ 237,000							€ 197
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination				1,500,000
Revenue of acquiree since acquisition date									1,400,000
Profit (loss) of acquiree since acquisition date									2,800,000
Revenue of combined entity as if combination occurred									41,100,000
Profit (loss) of combined entity as if combination occurred									$ 8,300,000
Total consideration for acquisition		2,410,000			2,410,000							1,997
Cash and cash equivalents		4,942,000		4,942,000	4,942,000							€ 4,021	4,021
Net assets acquired				$ 1,322,000									€ 1,067
Net outflow of cash - investing activities					2,147,000	€ 1,779
Tembo e-LV B.V. [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets acquired		1,500,000			1,500,000
Tembo e-LV B.V. [member] | Customer-related intangible assets [member] | Percentage of Revenue Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	25								25
Tembo e-LV B.V. [member] | Customer-related intangible assets [member] | Attrition Rate Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	0.25								0.25
Tembo e-LV B.V. [member] | Customer-related intangible assets [member] | Average EBIT Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	0.037								0.037
Tembo e-LV B.V. [member] | Customer-related intangible assets [member] | Weighted Average Cost of Capital [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	13.0								13.0
Tembo e-LV B.V. [member] | Customer-related intangible assets [member] | Bottom of range [member] | Useful Life Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	1								1
Tembo e-LV B.V. [member] | Customer-related intangible assets [member] | Top of range [member] | Useful Life Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	5								5
Tembo e-LV B.V. [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets acquired		$ 400,000			$ 400,000
Tembo e-LV B.V. [member] | Brand names [member] | Useful Life Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	6								6
Tembo e-LV B.V. [member] | Brand names [member] | Average Royalty Rate Measurement Input [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	0.05								0.05
ISS joint venture [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	50.00%								50.00%
Cash transferred
Revenue of acquiree since acquisition date									0
Total consideration for acquisition	1,000								1,000
Fair value of pre-acquisition equity interest	5,393,000								5,393,000		$ 5,400,000
Gain recognised in bargain purchase transaction	7,848,000
Total consideration	5,393,000								5,393,000
Cash and cash equivalents	2,000								2,000
Deposits	991,000								991,000
Net assets acquired	13,241,000								13,241,000
Net outflow of cash - investing activities
ISS joint venture [member] | Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Intangible assets acquired	$ 12,248,000								$ 12,248,000